Contingencies - Additional Information (Detail)								1 Months Ended	12 Months Ended
	Sep. 14, 2018 USD ($)	Dec. 12, 2017 USD ($)	Aug. 01, 2017 MXN ($)	Aug. 01, 2017 USD ($)	Jun. 11, 2015 MXN ($)	Jul. 08, 2011 MXN ($)	Apr. 04, 2011 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 6,483,078,000			$ 7,812,689,000
Legal proceedings damage sought by plaintiffs	$ 310,484,000	$ 153,000,000	$ 800,000,000	$ 12,820	$ 2,094,232,000	$ 1,552,730,000	$ 193,713,000	$ 139,870,000
Contingent liability for guarantees [member] | Exploration [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											$ 320,000,000
Provision of guarantees or collateral to entity, related party transactions									$ 811,486,601,000	$ 41,228,000,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality trion field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											4,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cinturon plegado perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											3,333,000,000
Contingent liability for guarantees [member] | Exploration [member] | Ek Balam fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											5,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,750,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000,000
Contingent liability for guarantees [member] | Exploration [member] | Assignment AE zero three nine eight Mission [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											255,000,000
Contingent liability for guarantees [member] | Exploration [member] | Ogarrio field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											250,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cardenas and Mora fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											250,000,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area two perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											2,500,000,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area eighteen perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											5,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cuenca Salina [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,375,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual sixteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area twenty nine Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											2,500,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty two Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000,000
Contingent liability for guarantees [member] | Exploration [member] | Ebano [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											225,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area AE-0388-M-Miquetla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											245,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area AE-0392-M-Panuco [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											225,000,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area five perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											5,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual seventeen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual Eighteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											2,000,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty three Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty five Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											$ 1,250,000,000